Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Increase in valuation allowance	645,812
Liability for unrecognized tax positions	0
GERMANY
Income Taxes [Line Items]
Applicable statutory tax rate	29.13%	29.13%
GERMANY | Corporate Income Tax
Income Taxes [Line Items]
Operating loss carryforward	58,500,460	52,637,482
GERMANY | Trade Tax
Income Taxes [Line Items]
Operating loss carryforward	57,153,994	51,466,509